Committments, Contingencies and Other Matters	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 8 Commitments, Contingencies and Other Matters

(A) Operating Lease

The Company has various non-cancelable leases with terms expiring through 2015.

Future minimum annual rental payments for the above leases are approximately as follows:

Years Ended December 31,

2012 (6 months)	$157,000
2013	375,000
2014	402,000
2015	306,000
Total minimum lease payments	$1,240,000

 Rent expense for the six months ended June 30, 2012 and 2011, was $117,247 and $78,872, respectively.

(B) Legal Matters

From time to time, the Company is or may become involved in various legal proceedings that arise in the ordinary course of business or otherwise.  Legal proceedings are subject to inherent uncertainties as to timing, outcomes, costs, expenses and time expenditures by the Company’s management and others on behalf of the Company.  Although there can be no assurance, based on information currently available the Company’s management believes that the outcome of legal proceedings that are pending or threatened against the Company will not have a material effect on the Company’s financial condition.  However, the outcome of any of these matters is neither probable nor reasonably estimable.

As of August 20, 2012, the Company is a party defendant in the following legal proceedings, each of which the Company: (a) believes is without merit; and (b) intends to defend vigorously:

•	Environmental Research Center v. MusclePharm LLC, et al., Los Angeles Superior Court, California. Date instituted: February 4, 2011. Plaintiff Environmental Research Center (“ERC”) filed notices of intent to commence litigation against over 200 sports nutrition and dietary supplement companies in the United States and Canada, including the Company. ERC alleges violations of California’s Proposition 65.

•	USA Nutraceuticals Group, Inc. et al. v. MusclePharm, Inc., United States District Court for the Southern District of Florida. Date instituted: September 21, 2011. Plaintiff USA Nutraceuticals (d/b/a Beast Sports) alleges that the Company’s use of the tagline "Train like an unchained beast" infringes on its mark "Beast" for dietary supplements. Plaintiff's primary goal is not to recover monetary damages, but rather that the Company cease using the tagline in the Company’s product marketing.

•	John's Lone Star Distribution v. MusclePharm Corporation, United States District Court for the Eastern District of Texas. Date instituted: April 5, 2012. Plaintiff is a former domestic distributor for the Company. Plaintiff seeks injunctive relief to allow it to continue to purchase products from the Company. Plaintiff does not seek monetary damages.

•	William Bossung and Bishop Equity Partners LLC v. MusclePharm Corporation, Clark County, Nevada District Court. Date instituted: January 17, 2012. Plaintiff alleges that additional monetary payments are due in respect of a settlement for outstanding warrants.

•	Inter-Mountain Capital Corp. v. MusclePharm Corporation, United States District Court for the District of Utah. Date instituted: May 2, 2012. Plaintiff alleges breach of contract regarding a warrant and purchase agreement, and seeks monetary damages related thereto.

•	Justin Keener d/b/a JMJ Financial v. MusclePharm Corporation, Miami-Dade County, Florida. Date instituted: June 13, 2012. Plaintiff alleges claims for monetary compensation associated with an investment in the Company.

As of August 20, 2012, the Company is a party plaintiff in the following legal matters:

•	MusclePharm Corporation v. Swole Sports Nutrition, LLC, United States District Court for the Southern District of Florida. Date instituted: March 15, 2012. The Company filed this action for trademark infringement against after the Defendant started marketing and selling a dietary supplement named "Turbo Shred". The Company has sold "Shred Matrix" since April 2, 2008, and the mark "MusclePharm Shred Matrix" was granted registration by the USPTO on September 21, 2010.

•	MusclePharm Corporation v. Fuse Science, Inc., United States District Court for the Southern District of Florida. Date instituted: March 15, 2012. Defendant recently began marketing and selling a product "Enerjel" as a topical analgesic. The Company has sold a dietary supplement "Energel" since 2009 and acquired a trademark registration with the USPTO for "MusclePharm Energel" (Registration number: 4,077,299). The Company seeks to protect its intellectual property rights and prevent Defendant from trademark infringement. Additionally, the Company filed an objection with the USPTO to Defendant's attempt to register the mark "Enerjel".

(C) Payroll Taxes

As of June 30, 2012, accounts payable and accrued expenses included $166,745 pertaining to accrued payroll taxes. The taxes represent employee withholdings that have yet to be remitted to the taxing agencies.

Included in the $166,745 is an amount due prior to the Company becoming a publicly traded company in February 2010, when the Company existed as an LLC, which at that time had accrued payroll taxes/penalties and interest of approximately $53,000.

(D) Product Liability

As a manufacturer of nutritional supplements and other consumer products that are ingested by consumers, the Company has been and is currently subject to various product liability claims. Although the effects of these claims to date have not been material, it is possible that current and future product liability claims could have a material adverse effect on our business or financial condition, results of operations or cash flows. The company currently maintains product liability insurance with a deductible/retention of $10,000 per claim with an aggregate cap on retained loss of $5,000,000. At June 30, 2012 the Company had not recorded any accruals for product liabilities.

Note 8 Commitments, Contingencies and other matters

(A) Operating Lease

In August 2010, the Company leased office space under a non-cancelable operating lease, expiring in December 2015.

Future minimum annual rental payments are approximately as follows:

Year Ended December 31,

2012	$86,000
2013	92,000
2014	98,000
2015	105,000
Total minimum lease payments	$381,000

 Rent expense for the years ended December 31, 2011 and 2010 was $154,155 and $138,357, respectively.

(B) Factoring Agreement

In April 2010, the Company entered into a factoring agreement and sold its accounts receivable.  During 2010, the Company was subject legal proceedings with the factor, as a result of the Company’s customers not remitting funds directly to the factor. At December 31, 2010, the Company no longer factored its accounts receivable.

 A settlement, of $96,783, was reached. During 2010, the Company repaid $25,000, leaving a balance of $71,783 due to factor.  In 2011, the Company paid $10,000.

On February 28, 2011, the remaining $65,930, inclusive of fees and interest, was settled with the issuance of 2,187,666 shares of common stock, having a fair value of $131,206 ($0.06/share), based upon the quoted closing trading price. The Company recorded a loss on settlement of accounts payable $65,330.

(C) Legal Matters

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise that may harm its business. The Company is party to the following legal matters as of December 31, 2011:

•	Plaintiff alleges the Company use of Creatine Nitrate in product infringed on a patent held by the Plaintiff. The Company believes the Plaintiffs case is without merit.

•	Plaintiff alleges the Company’s use of the tagline "Train like an unchained beast" infringes on their mark "Beast" for dietary supplements. Plaintiff's primary goal is not damages, but rather that the Company cease using the tagline. Settlement discussions are ongoing in this case and the Company intends to defend its position.

•	Plaintiff has filed notices of intent to commence litigation on over 200 sports nutrition and dietary supplement companies in the US and Canada, including the Company. Plaintiff alleges violations of California's Proposition 65. The Company considers this case without merit and merely an attempt by a commercial plaintiff to pressure settlements. Plaintiff conveyed a settlement offer in the amount of $121,500 to which the Company has not yet responded. The Company has recorded an accrual in the amount of $121,500 as of December 31, 2011.

•	Beginning in October 2009, the Company engaged in various business dealings regarding the manufacturing, sale and distribution of products with Fit Foods Manufacturing, Ltd. and Fit Foods Distribution, Inc. Jointly, "Fit Foods"). MusclePharm and Fit Foods subsequently became involved in a business dispute regarding their respective obligations and filed claims against each other in District Court. The Parties settled their dispute on December 22, 2010. The Company issued 13,987,393 shares of common stock having a fair value of $676,980 ($0.048/share), based upon the quoted closing trading price which settled outstanding accounts payable of $333,666, resulting in a loss on settlement of $343,314 All settlement payments have been made and the case was dismissed on July 1, 2011.

(D) Payroll Taxes

As of December 31, 2011 and 2010, accounts payable and accrued expenses included approximately $168,000 and $367,860, respectively, pertaining to accrued payroll taxes. The taxes represent employee withholdings that have yet to be remitted to the taxing agencies.